EXPENSES BY NATURE - Classified by function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EXPENSES BY NATURE
Cost of sales	R$ (40,010,100)	R$ (33,312,995)	R$ (34,187,941)
Selling expenses	(570,431)	(524,965)	(710,766)
Allowance for doubtful accounts	(9,914)
General and administrative expenses	(1,082,449)	(1,129,943)	(1,528,262)
Other operating income	235,421	260,618	242,077
Other operating expenses	(270,413)	(168,887)	(114,230)
Impairment of assets		(1,114,807)	(2,917,911)
Gains and losses on assets held for sale and sales of interest in subsidiaries	(414,507)	(721,682)	(58,223)
Reversal of provision for tax liabilities, net		929,711
Total Expenses	R$ (42,122,393)	R$ (35,782,950)	R$ (39,275,256)